Borrowings - Credit Facilities 2 (Details) $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Line Of Credit Facility [Line Items]
Amount drawn down			$ 69,512	$ 49,764	$ 0
Outstanding Amount			1,216,400	1,077,687
Amount outstanding			$ 542,438	403,906
Norddeutsche Landesbank Girozentrale
Line Of Credit Facility [Line Items]
Line of credit facility issuance date			Dec. 29, 2011
Line of credit facility maximum borrowing capacity			$ 28,125
Outstanding Amount			$ 22,266	23,828
Vessels financed			One MR2 product tanker
Repayment installments			32
Repayment frequency			quarterly
Repayment amount			$ 391
Balloon payment on the last repayment date			$ 15,625
Interest rate description			LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Norddeutsche Landesbank Girozentrale | From issuance up to but not including the drawndown date
Line Of Credit Facility [Line Items]
Loan margin percentage			1.75%
Norddeutsche Landesbank Girozentrale | From drawndown date up to but not including the tenth repayment date
Line Of Credit Facility [Line Items]
Loan margin percentage			2.50%
Norddeutsche Landesbank Girozentrale | From tenth repayment date and thereafter
Line Of Credit Facility [Line Items]
Loan margin percentage			3.00%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Line Of Credit Facility [Line Items]
Line of credit facility issuance date			Dec. 29, 2011
Line of credit facility maximum borrowing capacity			$ 56,250
Outstanding Amount			$ 42,578	$ 45,703
Number of loan tranches			2
Vessels financed			Two MR2 product tanker
Amount of each tranche			$ 28,125
Repayment installments			32
Repayment frequency			quarterly
Repayment amount			$ 391
Balloon payment on the last repayment date			$ 15,625
Interest rate description			LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From issuance up to but not including the drawndown date
Line Of Credit Facility [Line Items]
Loan margin percentage			1.75%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From drawndown date up to but not including the tenth repayment date
Line Of Credit Facility [Line Items]
Loan margin percentage			2.50%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From tenth repayment date and thereafter
Line Of Credit Facility [Line Items]
Loan margin percentage			3.00%
ABN AMRO Bank N.V.
Line Of Credit Facility [Line Items]
Line of credit facility issuance date			Feb. 28, 2017
Amount drawn down	$ 26,650
Outstanding Amount			$ 0
Vessels financed			Two chemical tankers
Write-off of deferred financing costs			$ 697
Repayment installments			4
Repayment frequency			quarterly
Repayment amount			$ 650
Line of credit facility maturity date			Feb. 28, 2018
Interest rate description			LIBOR plus 400 bps
Loan margin percentage			4.00%
Early repayment of debt		$ 26,000